WARRANTS (Details 1)	12 Months Ended
Mar. 31, 2017 $ / shares shares
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Warrants	17,638,243
Warrant One [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 1.40
Class of Warrant or Right, Number of Warrants	7,735,750
Class Of Warrant Or Right Expiry Date	Feb. 26, 2019
Warrant Three [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 1.40
Class of Warrant or Right, Number of Warrants	1,212,500
Class Of Warrant Or Right Expiry Date	Mar. 27, 2019
Warrant Five [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 1.40
Class of Warrant or Right, Number of Warrants	891,250
Class Of Warrant Or Right Expiry Date	Mar. 31, 2019
Warrant Seven [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 1.40
Class of Warrant or Right, Number of Warrants	3,115,000
Class Of Warrant Or Right Expiry Date	Apr. 21, 2019
Warrant Nine [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 1.40
Class of Warrant or Right, Number of Warrants	1,418,750
Class Of Warrant Or Right Expiry Date	May 27, 2019
Warrant Eleven [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 1.40
Class of Warrant or Right, Number of Warrants	2,035,000
Class Of Warrant Or Right Expiry Date	Jun. 30, 2019
Warrant Thirteen [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 0.80
Class of Warrant or Right, Number of Warrants	1,229,993
Class Of Warrant Or Right Expiry Date	Feb. 26, 2019